SHARE-BASED COMPENSATION EXPENSES - The fair value of each option is estimated on the date of grant using the Black-Scholes model (Details) (Parenthetical) - $ / shares	Mar. 10, 2022	Mar. 17, 2021	Nov. 16, 2020	Oct. 05, 2020
Share-Based Compensation Arrangement by Share-Based Payment Award, Fair Value Assumptions and Methodology [Abstract]
Dividends Payable, Amount Per Share	$ 0.32	$ 0.15	$ 0.15	$ 0.2